EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 275 (“Amendment No. 275”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 275 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-16-000131) on January 26, 2017:

Eaton Vance Core Plus Bond Fund

Eaton Vance AMT-Free Municipal Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  February 2, 2017